Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 354,443	$ 308,014
Amount at end of year	699,087	354,443	$ 308,014
Depreciation of property, plant and equipment [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	1,236	1,475	1,777
Additions pending the determination of proved reserves	2,179	758	1,112
Decreases charged to exploration expenses	(382)	(591)	(700)
Decreases of assets held for disposal			(15)
Reclassifications to mineral property, wells and related equipment with proved reserves	(703)	(581)	(1,004)
Translation difference	1,737	175	305
Amount at end of year	$ 4,067	$ 1,236	$ 1,475